September 30 1999


            [GRAPHIC OMITTED] BT Mutual Funds






BT Institutional Asset
           Management Fund
           Semi-Annual Report





                   TRUST: BT PYRAMID MUTUAL FUNDS
                   INVESTMENT ADVISOR: BANKERS TRUST COMPANY

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Table of Contents
--------------------------------------------------------------------------------

              Letter to Shareholders .....................................3


              BT Institutional Asset Management Fund
                 Statement of Assets and Liabilities .....................7
                 Statement of Operations .................................7
                 Statements of Changes in Net Assets .....................8
                 Financial Highlights ....................................9
                 Notes to Financial Statements ..........................10

              Asset Management Portfolio
                Schedule of Portfolio Investments .......................11
                Statement of Assets and Liabilities .....................14
                Statement of Operations .................................14
                Statements of Changes in Net Assets .....................15
                Financial Highlights ....................................15
                Notes to Financial Statements ...........................16

              Proxy Results .............................................19

                               ------------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                               ------------------

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Letter to Shareholders
--------------------------------------------------------------------------------
We are pleased to present you with this semi-annual report for the BT Institutional Asset Management Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.


MARKET ACTIVITY

Evidence of global economic healing--from Asia, to Europe, to Japan, which first began early in 1999, became overwhelming during the Fund's semi-annual period.
o On the whole, this rebound in global growth, led by the U.S. economic locomotive, had a beneficial impact on world financial markets.
o Such proliferating signs of economic revival were particularly visible in the emerging markets that had been battered by last year's economic and financial turmoil.
o The turnaround in the Japanese economy was perhaps most dramatic. Real GDP increased at more than a 4% annual rate in Japan in the first half of 1999 after contracting sharply in 1998.
o Europe's economic fortunes began to improve as well, with increasing signs of firming consumer confidence and a clear upturn in the industrial sector. The rebound here primarily reflects the lagged effects of substantial monetary easing, an end to fiscal tightening, and the recovery of export markets to Asia.

U.S. Equities
Overall, the past six months witnessed a continuation of significant volatility in the U.S. equity markets.
o The spectacular performance of the U.S. economy continued, with growth remaining brisk and inflation well contained. A few imbalances, however, began to emerge.

Specifically:
  -- some signs of strain in the production process developed as a result of tight labor markets and the rebound in global growth and commodity prices -- the U.S. continued to consume beyond its means, as reflected in an ever growing current account deficit
  -- to prevent these imbalances from igniting inflation, the Federal Reserve
     Board raised interest rates a total of 0.50% in two subsequent moves in June and August, reversing two-thirds of the rate cuts it enacted during the global turmoil of the third calendar quarter of 1998.
o Given the higher interest rates as well as potential Y2K concerns, the long bull run in U.S. equity markets seems to have paused for much of the semi-annual period, with most major indices basically moving sideways. For example:
  -- Large cap stocks, as measured by the S&P 500 Index, produced a 6-month return as of September 30, 1999 of just 0.36%.
  -- Midcap stocks, as measured by the S&P 400 Mid Cap Index, and small cap stocks, as measured by the Russell 2000 Index, outperformed their larger cap brethren in a reversal from last fiscal year, but still produced single-digit returns. Midcap and small cap stocks produced returns of 4.57% and 8.25%, respectively, over the same semi-annual period.




--------------------------------------------------------------------------------
                       Five Largest Common Stock Holdings
--------------------------------------------------------------------------------
                            Cisco systems, Inc.
--------------------------------------------------------------------------------
                            Pftzer, Inc.
--------------------------------------------------------------------------------
                            General Electric co.
--------------------------------------------------------------------------------
                            Wal-Mart Stores, Inc.
--------------------------------------------------------------------------------
                            Merck & Co., Inc.
--------------------------------------------------------------------------------



U.S. Bonds
In reaction to the Federal Reserve Board officially raising interest rates twice over the summer of 1999 for a total of 0.50%, U.S. interest rates increased even more dramatically over the semi-annual period.
o Yields on the 5-year U.S. Treasury, for example, increased by approximately 0.66% during the six months ended September 30, 1999.
o Municipal yields moved higher as well, though these securities moved within a narrower band.
o Yields on corporate, mortgage-backed, and asset-backed securities rose the most of the fixed income sectors. Yield spreads on these sectors widened significantly due primarily to higher interest rates, heavy issuance, and concerns over prepayment volatility in the mortgage market, credit implications for corporate bonds of increased inflation and the possible effect on earnings, and a potential lack of liquidity at year end caused by Y2K fears.

International Markets
Most of the world's developed equity markets, with the exception of Japan, were volatile throughout the six months but ended the period virtually flat to where they began in April 1999. Most of the emerging markets rebounded notably from the previous year's battering.
o Signs of stronger economic growth in Europe seem to have stopped the relentless decline of the Euro. At the same time, such growth pushed up European interest rates, partly on concerns that the European Central Bank would begin to reverse its accommodative monetary stance. In fact, the Bank of England, in a surprise move, began the process of monetary tightening by hiking rates by 0.25%. These rate concerns weighed somewhat on European equities during the semi-annual period.
o In Japan, the infusion of liquidity by its government, some minor signs of a revival in private demand, and a continued zero interest policy by the Bank of Japan sparked a rather strong rally in Japanese equities.

International bond markets, like U.S. bonds, were generally lower in price in the six months ended September 30, 1999. This was primarily due to concerns of continued strong global growth, global inflation as reflected by significantly higher commodity prices, and either actual interest rate hikes or the anticipation of future interest rate hikes.

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Letter to Shareholders
--------------------------------------------------------------------------------

Cash
The U.S. dollar came under some pressure, as the improved climate overseas made investors relatively less eager to finance the U.S.' burgeoning current account deficit. Because of the economic turnaround in Japan, the U.S. dollar also weakened substantially versus some of the oil-based currencies and the yen.

INVESTMENT REVIEW

The Fund slightly outperformed its benchmark and underperformed its category average for the semi-annual period ended September 30, 1999. This relative performance was due primarily to the Portfolio's overweighting in equities, which were lackluster. Nevertheless, our model's assessment of a wide variety of factors supported an equity market overweighting during the semi-annual period, supported by favorable economic, fundamental and sentiment factors. The model also dictated an underweight position in the bond market, as supported by unfavorable valuations and by interest rate measures. As of September 30, 1999, the Fund's asset weightings were 47% in equities, 9% in bonds, and 44% in cash and other short-term instruments.

MANAGER OUTLOOK

Despite a 0.50% increase in the fed funds rate, we believe the U.S. economy still has substantial momentum with financial fundamentals remaining quite strong for the near term. We further believe that it will take somewhat higher interest rates to tone down the economy's vibrancy. We suspect that interest rates, prodded by one more tightening by the Federal Reserve Board, may rise modestly further into the year 2000. While the risk of economic overheating remains, this interest rate outlook, along with burgeoning signs of inflation, may lead to a slowed U.S. economy early next year.

A gradual cooling in U.S. economic activity is unlikely, in our view, to jeopardize the recoveries in other parts of the world.
o Prospects continue to brighten in Euroland, despite ongoing structural problems. There is considerable monetary easing still in the pipeline; the fiscal belt tightening associated with the Maastricht Treaty seems to be over; and the drag from the Asian crisis is dissipating.
o In Japan, the cumulative effects of massive fiscal stimulus and bank reform have finally started to revive the economy, and although the outlook remains uncertain here, we believe that Japan has at least bottomed.
o Overall, it appears that global growth should continue accelerating into the year 2000 and gradually become less dependent on contributions from the U.S. This rebalancing of global growth should eventually help redress the widening current account disparities among the U.S., Europe, and Asia.

--------------------------------------------------------------------------------
                      Five Largest Fixed Income Securities
--------------------------------------------------------------------------------
                       U.S. Treasury Note, 6.875%, 5/15/06
--------------------------------------------------------------------------------
                       FNMA, 7.50%, 9/1/21
--------------------------------------------------------------------------------
                       FNMA, 6.50%, 4/1/23
--------------------------------------------------------------------------------
                       U.S. Treasury Bond, 8.125%, 8/15/19
--------------------------------------------------------------------------------
                       GNMA, 7.50%, 9/1/21
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Periods ended September 30, 1999            Cumulative Total Returns                  Average Annual Total Returns
-------------------------------- ---------------------------------------------   -------------------------------------
                                 Past 6    Past 1   Past 3    Past 5   Since     Past 1    Past 3   Past 5     Since
                                 months     year    years      years inception    year     years    years    inception
------------------------------------------------------------------------------------------------------------------------------
 BT Institutional Asset
 Management Fund1
  (inception 9/16/93)             0.60%     15.01%    63.85%  122.59%   116.28%     15.01%   17.89%    17.36%    13.63%
------------------------------------------------------------------------------------------------------------------------------
 Asset Allocation Index--
  Long Range/2                    0.46%     15.18%    59.16%  119.25%   122.14%     15.18%   16.75%    17.00%    14.23%
------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index/2                  0.36%     27.80%    95.73%  205.59%   216.86%     27.80%   25.09%    25.03%    21.19%
------------------------------------------------------------------------------------------------------------------------------
 Salomon Broad Investment
  Grade (BIG) Index/2,3         (0.21)%    (0.26)%    21.96%   45.98%    41.30%    (0.26)%    6.84%     7.86%     5.93%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio
  Average/4                       1.06%     15.45%    46.53%  100.09%   102.66%     15.45%   13.40%    14.56%    12.16%
------------------------------------------------------------------------------------------------------------------------------

-----------
1/ Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.
2/ Indices are unmanaged, and investments cannot be made in an index. The S&P
   500 is an index of common stocks in industry, transportation, and financial and public utility companies. Total return for the Fund assumes reinvestment of dividends and distributions.
3/ The Salomon Broad Investment Grade Index covers an all-inclusive universe of institutionally-traded U.S. Treasury, agency, mortgage and corporate securities.
4/ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                     By Asset Class as of September 30, 1999
                      (percentages are based on Net Assets)



Stocks 47%
                                                                      Short Term
                              [GRAPHIC OMITTED]                      Instruments
                                                                             44%

Bonds 9%


This pie chart shows the Fund's investment exposure to different asset classes based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

Given this outlook, we intend to continue the rather defensive strategy we began toward the end of the Fund's semi-annual period. That is, to reduce the Fund's overweighting in equities to a more neutral weighting and to keep the portfolio neutral to underweight in bonds. We also intend to increase the portfolio's cash holdings until many of the current concerns about interest rates, Federal Reserve Board policy, economic growth, inflation, and other economic and political uncertainties become a bit more clear.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

We value your ongoing support of the BT Institutional Asset Management Fund and look forward to continuing to serve your investment needs in the years ahead.

                                 /s/ Robert Wang

                                   Robert Wang
                            Portfolio Manager of the
                   BT Institutional Asset Management Portfolio
                               September 30, 1999

--------------------------------------------------------------------------------
#BT Institutional Asset Management Fund

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value                  BT Institutional Asset       Asset Allocation Index--          S&P 500
of a $10,000 Investment in the                Management Fund - $21,628      Mid Range/1 - $22,214       Index - $31,686
BT Institutional Asset                        -------------------------    -------------------------     ---------------
Management Fund, the Asset                          Sep-93  10000                 Sep-93  10000           Sep-93  10000
Allocation Index-Long Range and                     Mar-94   9672                 Mar-94   9837           Mar-94   9844
the S&P 500 Index since                             Sep-94   9718                 Sep-94  10132           Sep-94  10369
September 30, 1993                                  Mar-95  10361                 Mar-95  10896           Mar-95  11377
                                                    Sep-95  11540                 Sep-95  12316           Sep-95  13454
-----------------------------------                 Mar-96  12409                 Mar-96  13245           Mar-96  15030
   Total Return for the Period                      Sep-96  13202                 Sep-96  13957           Sep-96  16190
   Ended September 30, 19993                        Mar-97  14185                 Mar-97  14981           Mar-97  18009
                                                    Sep-97  16915                 Sep-97  17518           Sep-97  22737
 1 Year    5 Year    Since 9/16/93/1                Mar-98  19053                 Mar-98  19496           Mar-98  26652
 15.01%    17.36%/2     13.63%/2                    Sep-98  18805                 Sep-98  19192           Sep-98  24792
                                                    Mar-99  21498                 Mar-99  21360           Mar-99  31572
1/ The Fund's inception date.                       Sep-99  21628                 Sep-99  22214           Sep-99  31686
2/ Annualized.
3/ Unaudited.                                Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index. Performance figures
Investment return and principal              assume the reinvestment of dividends and capital gain distributions.
value will fluctuate so that shares,
when redeemed, may be worth
more or less than their original
cost.

-----------------------------------
1/ Asset allocation Index-Long Range is comprised of the following:
   55% S&P 500 Index
   35% Salomon Broad Investment Grade Bond Index
   10% T-Bill 3-Month Index

--------------------------------------------------------------------------------
#BT Institutional Asset Management Fund

Statement of Assets and Liabilities September 30, 1999 (unaudited)
--------------------------------------------------------------------------------
Assets

   Investment in Portfolio, at Value .........................    $ 317,010,623
   Receivable for Shares of Beneficial Interest Subscribed ...      226,700,653
   Due from Bankers Trust ....................................           11,114
   Prepaid Expenses and Other ................................           24,139
                                                                  -------------
Total Assets .................................................      543,746,529
                                                                  -------------
Liabilities
   Payable for Shares of Beneficial Interest Redeemed ........          249,367
   Accrued Expenses and Other ................................           19,224
                                                                  -------------
Total Liabilities ............................................          268,591
                                                                  -------------
Net Assets ...................................................    $ 543,477,938
                                                                  =============

Composition of Net Assets
   Paid-in Capital ...........................................    $ 507,894,789
   Distribution in Excess of Net Investment Income ...........       (9,266,614)
   Undistributed Net Realized Loss from Investments,
     Foreign Currency Transactions, Forward Foreign
     Currency Contracts and Futures Contracts ................       (4,157,956)
   Net Unrealized Appreciation on:
     Investments, Forward Foreign Currency, Forward Foreign
     Currency Contracts and Futures Contracts ................       49,007,719
                                                                  -------------
Net Assets ...................................................    $ 543,477,938
                                                                  =============
Net Asset Value, Offering and Redemption Price Per Share
  (net assets divided by shares outstanding) .................    $       12.86
                                                                  =============
Shares Outstanding ($0.001 par value per share, unlimited
  number of shares of beneficial interest authorized) ........       42,261,778
                                                                  =============

--------------------------------------------------------------------------------

Statement of Operations For the six months ended September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
Income Allocated from Asset Management Portfolio, net ...........................   $ 7,170,359
                                                                                    -----------
Expenses
   Administration and Services Fees .............................................       429,026
   Professional Fees ............................................................         8,824
   Trustees Fees ................................................................         6,776
   Miscellaneous ................................................................         8,862
                                                                                    -----------
   Total Expenses ...............................................................       453,488
   Less Fees Waived/Expenses Reimbursed by Bankers Trust ........................      (453,488)
                                                                                    -----------
      Net Expenses ..............................................................             0
                                                                                    -----------
Net Investment Income ...........................................................     7,170,359
                                                                                    -----------
Realized and Unrealized Gain (Loss)on Investments, Foreign Currency Transactions,
   Forward Foreign Currency Contracts, and Futures Contracts
   Net Realized Loss from:
      Investment, Foreign Currency, Forward Foreign Currency, Transactions and
      Futures Contracts .........................................................    (6,745,832)
   Net Change in Unrealized Appreciation/Depreciation on:
      Investment, Foreign Currency Forward Foreign Currency
        Contracts and Futures Contracts .........................................     3,560,577
                                                                                    -----------
Net Realized and Unrealized Loss on Investment, Foreign Currency,
   Forward Foreign Currency Contracts and Futures Contracts .....................    (3,185,255)
                                                                                    -----------
Net Increase in Net Assets from Operations ......................................   $ 3,985,104
                                                                                    ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the six          For the
                                                                               months ended        year ended
                                                                            September 30, 1999/1  March 31, 1999
                                                                            --------------------  --------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ...................................................   $   7,170,359       $  15,627,927
   Net Realized Gain (Loss) from Investment, Foreign Currency,
      Forward Foreign Currency and Futures Transactions ....................      (6,745,832)         24,477,603
   Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign
      Currency, Forward Foreign Currency Contracts and Futures Contracts ...       3,560,577          23,824,973
                                                                               -------------       -------------
Net Increase in Net Assets from Operations .................................       3,985,104          63,930,503
                                                                               -------------       -------------
Distributions to Shareholders
   Net Investment Income ...................................................      (8,570,199)        (16,476,947)
   Distributions in Excess of Investment Income ............................              --          (9,837,496)
   Net Realized Gain .......................................................      (5,627,181)        (86,420,823)
                                                                               -------------       -------------
Total Distributions ........................................................     (14,197,380)       (112,735,266)
                                                                               -------------       -------------
Capital Transactions
   Proceeds from Sales of Shares ...........................................      56,339,405         194,100,376
   Dividend Reinvestments ..................................................      14,194,099         112,725,716
   Cost of Shares Redeemed .................................................     (86,963,649)       (184,698,805)
                                                                               -------------       -------------
Net Increase (Decrease) from Capital Transactions in
  Shares of Beneficial Interest ............................................     (16,430,145)        122,127,287
                                                                               -------------       -------------
Total Increase (Decrease) in Net Assets ....................................     (26,642,421)         73,322,524
Net Assets
Beginning of Period ........................................................     570,120,359         496,797,835
                                                                               -------------       -------------
End of Period (including overdistributed net investment income
  of $9,266,614 and $7,866,774, respectively) ..............................   $ 543,477,938       $ 570,120,359
                                                                               =============       =============

---------
1/ Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the Institutional Asset Management Fund.

                                                For the six
                                               months ended                    For the years ended March 31,
                                               September 30,             ------------------------------------------
                                                   19991          1999        1998       1997        1996      1995
                                                 ---------      --------    ---------  --------    --------  --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ............    $13.11        $14.50     $12.05    $11.25      $ 9.99    $ 9.61
                                                     ------        ------     ------    ------      ------    ------
Income from Investment Operations
   Net Investment Income ........................      0.16          0.47       0.37      0.38        0.41      0.36
   Net Realized and Unrealized Gain (Loss) on
    Investment, Foreign Currency, Forward
    Foreign Currency Contracts and Futures
    Contracts ...................................     (0.08)         1.29       3.60      1.19        1.52      0.30
                                                     ------        ------     ------    ------      ------    ------
Total from Investment Operations ................      0.08          1.76       3.97      1.57        1.93      0.66
                                                     ------        ------     ------    ------      ------    ------
Distributions to Shareholders
   Net Investment Income ........................     (0.20)        (0.45)     (0.37)    (0.45)      (0.42)    (0.28)
   Distributions in Excess of Net Investment
    Income ......................................                   (0.27)        --        --          --        --
   Net Realized Gain ............................     (0.13)        (2.43)     (1.15)    (0.32)      (0.25)       --
                                                     ------        ------     ------    ------      ------    ------
Total Distributions .............................     (0.33)        (3.15)     (1.52)    (0.77)      (0.67)    (0.28)
                                                     ------        ------     ------    ------      ------    ------
Net Asset Value, End of Period ..................    $12.86        $13.11     $14.50    $12.05      $11.25    $ 9.99
                                                     ======        ======     ======    ======      ======    ======
Total Investment Return .........................      0.60%        12.83%     34.34%    14.31%      19.77%     7.13%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)......  $543,478      $570,120   $496,798  $270,315    $183,767   $83,201
   Ratios to Average Net Assets:
      Net Investment Income .....................      2.50%/2       2.89%      2.97%     3.12%       3.99%     3.78%
      Expenses, Including Expenses of the Asset
        Management Portfolio ....................       .60%/2       0.60%      0.60%     0.60%       0.60%     0.60%
      Decrease Reflected in Above Expense Ratio
        Due to Fees Waived/Expenses Reimbursed
        by Bankers Trust ........................       .32%/2       0.33%      0.32%     0.36%       0.39%     0.43%

---------
1/ Unaudited.
2/ Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund


Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Institutional Asset Management Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations on September 16, 1993. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Asset Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30 1999, the Fund's investment was approximately 76% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to FinancialStatements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Asset Management Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex- dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the Trust's funds are allocated among them. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .15% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses, to the extent necessary, to eliminate all expenses of the Fund, excluding expenses of the Portfolio, and to limit all expenses to .60% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

Note 3--Shares of Beneficial Interest
At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          For the six                     For the
                         months ended                    year ended
                     September 30, 19991                March 31, 1999
                     -------------------                --------------
                    Shares         Amount            Shares         Amount
                    ------         ------            ------         ------
Sold              4,228,856    $  56,339,405       13,679,814    $ 194,100,376
Reinvested        1,095,934       14,194,099        8,703,633      112,725,716
Redeemed         (6,550,307)     (86,963,649)     (13,167,083)    (184,698,805)
                 ----------    -------------      -----------    -------------
Net Increase
(Decrease)       (1,225,517)   $ (16,430,145)       9,216,364    $ 122,127,287
                 ==========    =============      ===========    =============
---------
1/ Unaudited.

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Shares             Description                              Value
------             -----------                              -----

            Common Stocks - 46.9%
            Aerospace - 0.1%
  18,900    Boeing Co. ................................. $     805,612
   2,352    Raytheon Co. - Class A .....................       114,083
                                                         -------------
                                                               919,695
                                                         -------------
            Airlines - 0.3%
  30,700    AMR Corp.1 .................................     1,673,150
  14,600    Delta Air Lines, Inc. .....................        708,100
                                                         -------------
                                                             2,381,250
                                                         -------------
            Auto Related - 0.9%
  19,069    DaimlerChrysler AG1 .......................      1,324,156
  57,000    Dana Corp. ................................      2,116,125
  27,747    Delphi Automotive Systems .................        445,686
  39,700    General Motors Corp. ......................      2,498,619
                                                         -------------
                                                             6,384,586
                                                         -------------
            Banks - 2.7%
 117,965    BankAmerica Corp. .........................      6,569,187
 118,000    BankBoston Corp. ..........................      5,118,250
  99,800    Chase Manhattan Corp. .....................      7,522,425
                                                         -------------
                                                            19,209,862
                                                         -------------
            Beverages - 1.0%
  40,000    Coca-Cola Co. .............................      1,922,500
  29,500    Coca-Cola Enterprises, Inc. ...............        665,594
 137,000    PepsiCo, Inc. .............................      4,144,250
  14,800    Seagram Company Ltd. ......................        673,400
                                                         -------------
                                                             7,405,744
                                                         -------------
            Chemicals and Toxic Waste - 1.3%
  20,600    Air Products and Chemicals, Inc. ..........        598,687
  88,400    Du Pont (E.I.) de Nemours & Co. ...........      5,381,350
  90,800    Monsanto Co. ..............................      3,240,425
  18,200    Solutia, Inc. .............................        325,325
                                                         -------------
                                                             9,545,787
                                                         -------------
            Computer Services - 2.8%
  69,900    Cendant Corp.1 ............................      1,240,725
 252,350    Cisco Systems, Inc./1 .....................     17,301,747
  43,800    Seagate Technology, Inc./1 ................      1,349,587
                                                         -------------
                                                            19,892,059
                                                         -------------
            Computer Software - 1.9%
  24,500    BMC Software, Inc./1 ......................      1,753,281
  59,375    Computer Associates International, Inc. ...      3,636,719
  61,100    Microsoft Corp./1 .........................      5,533,369
  57,437    Oracle Corp./1 ............................      2,613,383
                                                         -------------
                                                            13,536,752
                                                         -------------
            Diversified - 2.0%
 123,500    AlliedSignal, Inc. ........................      7,402,281
  30,300    SuperValu, Inc. ...........................        660,919
  23,000    Textron, Inc. .............................      1,779,625
  77,800    United Technologies Corp. .................      4,614,512
                                                         -------------
                                                            14,457,337
                                                         -------------
            Drugs - 3.3%
  49,000    Lilly (Eli) & Co. .........................      3,136,000
 126,000    Merck & Co., Inc. .........................      8,166,375
 337,200    Pfizer, Inc. ..............................     12,118,125
                                                         -------------
                                                            23,420,500
                                                         -------------

Shares             Description                              Value
------             -----------                              -----
            Electrical Equipment - 2.1%
  52,000    Emerson Electric Co. ......................  $   3,285,750
  99,100    General Electric Co. ......................     11,749,544
                                                         -------------
                                                            15,035,294
                                                         -------------
            Electronics - 2.6%
  55,300    Analog Devices, Inc.1 .....................      2,834,125
  98,800    Intel Corp. ...............................      7,342,075
  25,700    LSI Logic Corp.1 ..........................      1,323,550
  41,300    Motorola, Inc. ............................      3,634,400
  49,400    Xilinx, Inc.1 .............................      3,237,244
                                                         -------------
                                                            18,371,394
                                                         -------------
            Entertainment - 0.2%
  58,181    Disney (Walt) Co. ........................       1,505,433
                                                         -------------

            Financial Services - 2.5%
  64,300    Associates First Capital Corp.-Class A ...       2,314,800
 132,598    Citigroup ................................       5,834,312
  44,200    First Data Corp. .........................       1,939,275
  77,400    Freddie Mac ..............................       4,024,800
  63,500    MBNA Corp. ...............................       1,448,594
  21,900    Merrill Lynch & Co., Inc. ................       1,471,406
  23,400    T. Rowe Price Associates, Inc. ...........         642,037
                                                         -------------
                                                            17,675,224
                                                         -------------
            Foods - 1.2%
  95,700    Bestfoods ................................       4,641,450
  11,925    Corn Products International, Inc. ........         362,967
 127,900    Sara Lee Corp. ...........................       2,997,656
  13,730    Tricon Global Restaurants, Inc.1 .........         562,072
                                                         -------------
                                                             8,564,145
                                                         -------------
            Healthcare - 1.2%
  18,100    Abbott Laboratories ......................         665,175
  83,300    Johnson & Johnson ........................       7,653,187
                                                         -------------
                                                             8,318,362
                                                         -------------
            Hospital Supplies and Healthcare - 1.1%
  39,500    Baxter International, Inc. ...............       2,379,875
  42,600    Becton Dickinson & Co. ...................       1,195,462
  44,628    Tyco International Ltd. ..................       4,607,841
                                                         -------------
                                                             8,183,178
                                                         -------------
            Hotel/Motel - 0.5%
  93,500    Marriott International, Inc. .............       3,056,281
  11,675    Sodexho Marriott Services, Inc./1 ........         198,475
                                                         -------------
                                                             3,254,756
                                                         -------------
            Household Products - 1.2%
  46,800    Clorox Co. ...............................       1,790,100
  70,300    Procter & Gamble Co. .....................       6,590,625
                                                         -------------
                                                             8,380,725
                                                         -------------
            Insurance - 1.4%
  85,593    American International Group, Inc. .......       7,441,241
      51    Berkshire Hathaway, Inc. - Class A1 ......       2,805,000
       3    Berkshire Hathaway, Inc. - Class B1 ......           5,526
                                                         -------------
                                                            10,251,767
                                                         -------------
            Metals - 0.1%
  21,500    Alcan Aluminium Ltd. .....................         671,875
  23,200    Freeport-McMoRan Copper & Gold,
             Inc. - Class B ..........................         361,050
                                                         -------------
                                                             1,032,925
                                                         -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Shares             Description                              Value
------             -----------                              -----

           Office Equipment and Computers - 1.7%
  41,100   Hewlett-Packard Co. .......................   $   3,781,200
  56,800   International Business Machines Corp. .....       6,894,100
  34,200   Xerox Corp. ...............................       1,434,262
                                                         -------------
                                                            12,109,562
                                                         -------------
           Oil - Domestic - 0.9%
   6,200   Atlantic Richfield Co. ....................         549,475
  18,227   Burlington Resources, Inc. ................         669,842
  58,700   ENSCO International, Inc. .................       1,060,269
  28,900   Noble Drilling Corp./1 ....................         632,187
  15,400   Phillips Petroleum Co. ....................         750,750
  66,000   Unocal Corp. ..............................       2,446,125
                                                         -------------
                                                             6,108,648
                                                         -------------
           Oil - International - 2.3%
  12,413   BP Amoco PLC ADR ..........................       1,375,516
  12,500   Chevron Corp. .............................       1,109,375
  45,000   Exxon Corp. ...............................       3,417,187
  16,300   Mobil Corp. ...............................       1,642,225
  70,500   Royal Dutch Petroleum Co. .................       4,163,906
  73,100   Texaco, Inc. ..............................       4,614,437
                                                         -------------
                                                            16,322,646
                                                         -------------
           Oil Equipment and Services - 0.3%
  27,300   Apache Corp. ..............................       1,179,019
  14,200   Schlumberger Ltd. .........................         884,838
                                                         -------------
                                                             2,063,857
                                                         -------------
           Paper and Forest Products - 0.4%
  31,600   Champion International Corp. ..............       1,623,450
  31,100   International Paper Co. ...................       1,494,744
                                                         -------------
                                                             3,118,194
                                                         -------------
           Printing and Publishing - 0.7%
  95,700   McGraw-Hill Companies, Inc. ...............       4,629,488
                                                         -------------

           Railroads - 0.3%
  69,700   Burlington Northern Santa Fe ..............       1,916,750
                                                         -------------

           Retail - 2.9%
 121,840   Dollar General Corp. ......................       3,761,829
  33,500   Federated Department Stores, Inc./1 .......       1,463,531
   9,971   Jones Apparel Group, Inc./1 ...............         286,666
  66,400   Lowe's Companies, Inc. ....................       3,237,000
  56,800   Tiffany & Co. .............................       3,404,450
 172,000   Wal-Mart Stores, Inc. .....................       8,180,750
                                                         -------------
                                                            20,334,226
                                                         -------------
           Telecommunications - 2.6%
 131,700   AT&T Corp. ................................       5,728,950
 126,200   Comcast Corp. - Class A ...................       5,032,225
  76,799   MCI WorldCom, Inc./1 ......................       5,519,928
  33,800   Sprint Corp. ..............................       1,833,650
   7,850   Sprint PCS Group1 .........................         585,316
                                                         -------------
                                                            18,700,069
                                                         -------------

Shares             Description                              Value
------             -----------                              -----
           Tobacco - 0.6%
 117,300   Philip Morris Companies, Inc. .............   $   4,010,194
                                                         -------------
           Utility - Electric - 0.9%
  18,200   American Electric Power Co. ...............         621,075
  12,800   Dominion Resources, Inc. ..................         577,600
  23,100   FirstEnergy Corp. .........................         589,050
  32,700   FPL Group, Inc. ...........................       1,647,263
  39,100   PG&E Corp. ................................       1,011,713
  17,700   Public Service Enterprise Group, Inc. .....         683,663
  36,400   Texas Utilities Co. .......................       1,358,175
                                                         -------------
                                                             6,488,539
                                                         -------------
           Utility - Gas, Natural Gas - 0.4%
  49,400   Consolidated Natural Gas Co. ..............       3,081,325
                                                         -------------

           Utility - Telephone - 2.5%
  21,100   Ameritech Corp. ...........................       1,417,656
  16,600   Bell Atlantic Corp. .......................       1,117,388
  38,300   BellSouth Corp. ...........................       1,723,500
  90,815   Global Crossing Ltd./1 ....................       2,406,598
  87,600   GTE Corp. .................................       6,734,250
  52,112   Lucent Technologies, Inc. .................       3,380,766
  23,400   SBC Communications, Inc. ..................       1,194,863
                                                         -------------
                                                            17,975,021
                                                         -------------
Total Common Stocks  (Cost $268,370,233) .............     334,585,294
                                                         -------------

 Principal
  Amount      Non-Convertible Corporate Debt - 2.3%
-----------   Financial Services - 1.5%
$  370,000    Abbey National, PLC, 6.69%,
               10/17/05 ..............................         360,447
   640,000    Associates Corp., 5.75%, 11/1/03 .......         618,422
   400,000    BankBoston Corp., 6.38%, 8/11/00 .......         400,772
 1,450,000    Ford Motor Credit Co., 6.55%, 9/10/02 ..       1,444,554
   320,000    Ford Motor Credit Co., 5.80%, 1/12/09 ..         291,197
   300,000    General Electric Capital Corp.,
               8.85%, 3/1/07 .........................         334,127
   600,000    Great Western Financial, 6.375%, 7/1/00          601,652
   820,000    Inter-American Development Bank,
               5.125%, 2/5/04 ........................         778,524
   180,000    International Bank of Reconstruction
               and Development, 8.875%, 3/1/26 .......         223,777
 1,375,000    KFW International Finance, 8.20%,
               6/1/06 ................................       1,456,516
   880,000    NationsBank, 7.00%, 9/15/01 ............         888,103
   695,000    Pepsi Bottling Holdings, 5.375%, 2/17/04         659,075
   330,000    Progressive Corp., 6.625%, 3/1/29 ......         285,219
   560,000    Salomon Smith Barney, 6.625%, 11/15/03 .         555,052
   850,000    Salomon, Inc., 7.50%, 2/1/03 ...........         868,859
   500,000    U.S. Bank NA Minnesota, 6.30%,7/15/08 ..         465,705
   413,000    Washington Mutual, 7.25%, 8/15/05 ......         411,732
                                                         -------------
                                                            10,643,733
                                                         -------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

 Principal
  Amount              Description                             Value
-----------           -----------                             -----

              Industrial - 0.5%
 $ 300,000    Computer Science, 6.25%, 3/15/09 ........  $     283,675
   510,000    Diageo Captial PLC, 6.125%, 8/15/05 .....        490,965
   260,000    Ford Motor Co., 6.625%, 10/1/28 .........        232,033
   310,000    IBM Corp., 6.50%, 1/15/28 ...............        283,847
   300,000    Illinois Tool Works, 5.75%, 3/1/09 ......        275,840
   220,000    Lucent Technologies Inc., 5.50%,
               11/15/08 ...............................        200,341
   190,000    Markel Capital Trust, 8.71%, 1/1/46 .....        170,767
   420,000    Mutual Life Insurance, 11.25%, 8/15/24/b.        543,532
   260,000    Prologis Trust, 6.25%, 4/15/04 ..........        250,262
   820,000    Walt Disney Co., 5.125%, 12/15/03 .......        777,536
                                                         -------------
                                                             3,508,798
                                                         -------------
              Utility - 0.3%
   150,000    AT&T Corp., 5.625%, 3/15/04 .............        143,953
   760,000    Columbus Southern Power, 6.51%,
               2/1/08 .................................        720,196
   830,000    Consolidated Edison, 6.45%, 12/1/07 .....        800,452
    35,000    Idaho Power Co., 8.00%, 3/15/04 .........         36,729
   410,000    National Rural Utilities, 5.00%,
               10/1/02 ................................        394,734
   140,000    Potomac Edison, 8.00%, 6/1/24 ...........        141,724
   430,000    U.S. West Communications, 5.625%,
               11/15/08 ...............................        381,894
                                                         -------------
                                                             2,619,682
                                                         -------------
Total Non-Convertible Corporate Debt
(Cost $17,551,817) ....................................     16,772,213
                                                         -------------

            Foreign Debt - 0.2%
   470,000  Kingdom of Sweden, 12.00%, 2/1/10 .........       657,375
   270,000  Korea, (Republic of), 8.875%, 4/15/08 .....       279,010
   550,000  Manitoba, (Province of), 6.125%,
             1/19/04 ..................................        539,913
    95,000  New Zealand Government, 10.625%,
             11/15/05 .................................        113,820
   415,000  Quebec, (Province of), 5.75%, 2/15/09 .....        379,833
                                                         -------------
Total Foreign Debt (Cost $2,070,339) ..................      1,969,951
                                                         -------------

            U.S. Government and Agencies - 3.6%
 3,100,000  FHLB, 5.125%, 9/15/03 .....................      2,972,621
 2,120,000  FNMA, 5.625%, 3/15/01 .....................      2,111,046
   150,000  FNMA, 6.35%, 11/23/01 .....................        149,438
   325,000  FNMA, 8.625%, 11/10/04 ....................        326,022
   690,000  FNMA, 5.75%, 2/15/08 ......................        651,278
   700,000  FNMA, 6.00%, 4/1/08 .......................        673,309
 1,400,000  FNMA, 7.00%, 9/1/21 .......................      1,376,368
 7,500,000  FNMA, 7.50%, 9/1/21 .......................      7,525,740
 6,200,000  FNMA, 6.50%, 4/1/23 .......................      5,948,094
 3,900,000  GNMA, 7.50%, 9/1/21 .......................      3,913,385
                                                         -------------
Total U.S. Government and Agencies
(Cost $25,770,724) ....................................     25,647,301
                                                         -------------

  Shares/
 Principal
  Amount              Description                             Value
-----------           -----------                             -----
              U.S. Treasury Securities - 3.0%
$4,830,000    U.S. Treasury Bond, 8.125%, 8/15/19 .....  $   5,717,494
   825,000    U.S. Treasury Bond, 5.25%, 11/15/28 .....        715,173
 2,010,000    U.S. Treasury Bond, 5.25%, 2/15/29 ......      1,759,543
   840,000    U.S. Treasury Note, 5.875%, 11/30/01 ....        843,676
 1,200,000    U.S. Treasury Note, 6.625%, 3/31/02 .....      1,225,409
   260,000    U.S. Treasury Note, 6.25%, 8/31/02 ......        263,452
 2,030,000    U.S. Treasury Note, 5.375%, 6/30/03 .....      2,000,821
    90,000    U.S. Treasury Note, 7.25%, 8/15/04 ......         95,091
   205,000    U.S. Treasury Note, 5.875%, 11/15/05 ....        203,719
 7,250,000    U.S. Treasury Note, 6.875%, 5/15/06 .....      7,567,188
   810,000    U.S. Treasury Note, 6.50%, 10/15/06 .....        828,352
                                                         -------------
Total U.S. Treasury Securities
(Cost $22,207,928) ....................................     21,219,918
                                                         -------------

              Short Term Instruments - 44.4%
              Mutual Fund - 9.1%
64,755,088    Institutional Cash Management Fund ......     64,755,088
                                                         -------------
              U.S. Treasury Securities - 35.3%/c
$35,000,000   U.S. Treasury Bill 4.58%, 10/7/99 .......     34,974,905
 35,000,000   U.S. Treasury Bill, 4.05%, 10/11/99 .....     34,944,385
 35,000,000   U.S. Treasury Bill, 4.39%, 11/12/99 .....     34,819,505
 70,000,000   U.S. Treasury Bill, 4.655%, 11/18/99 ....     69,582,800
  6,400,000   U.S. Treasury Bill, 4.55%, 12/2/99/a ....      6,349,850
  2,175,000   U.S. Treasury Bill, 4.75%, 12/2/99/a ....      2,157,957
 35,000,000   U.S. Treasury Bill, 4.28%, 12/9/99 ......     34,693,435
 35,000,000   U.S. Treasury Bill, 4.315%, 1/6/00 ......     34,557,705
                                                         -------------
                                                           252,080,542
                                                         -------------
Total Short Term Instruments
(Cost $316,854,033) ...................................    316,835,630
                                                         -------------

Total Investments (Cost $652,825,074) .....  100.4%        717,030,307
Liabilities in Excess of Other Assets .....   (0.4)%        (3,038,791)
                                             ------      -------------
Net Assets ................................  100.0%      $ 713,991,516
                                             =====       =============


------------
1/ Non-income producing security
a/ Held as collateral by broker for Futures Contracts b/ Security exempt from registration under Rule 144a of the Securities Act of
   1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
c/ Designated as collateral for futures contracts

The following abbreviations are used in the portfolio description:

FHLB    --  Federal Home Loan Bank
FNMA    --  Federal National Mortgage Association
GNMA    --  Government National Mortgage Association


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio

Statement of Assets and Liabilities September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at Value/1 .....................................   $717,030,307
   Cash/2 ......................................................     15,978,587
   Variation Margin Receivable (Domestic) ......................        530,823
   Interest Receivable .........................................        856,710
   Dividends Receivable ........................................        666,690
                                                                   ------------
Total Assets ...................................................    735,063,117
                                                                   ------------
Liabilities
   Due to Bankers Trust ........................................        351,753
   Payable for Securities Purchased ............................     19,435,160
   Accrued Expenses and Other ..................................         29,589
   Depreciation on Forward Currency Exchange Contracts .........         20,310
   Variation Margin Payable (Domestic) .........................             --
   Variation Margin Payable (Foreign) ..........................      1,234,789
                                                                   ------------
Total Liabilities ..............................................     21,071,601
                                                                   ------------
Net Assets .....................................................   $713,991,516
                                                                   ============
Composition of Net Assets
   Paid-in Capital .............................................   $651,792,877
   Net Unrealized Appreciation on Investments, Foreign Currency,
     Forward Foreign Currency Contracts and Futures Contracts ..     62,198,639
                                                                   ------------
Net Assets .....................................................   $713,991,516
                                                                   ============
----------
1 Cost of $652,825,074.
2 Includes foreign cash of $15,978,587, with a cost of $15,296,430.

--------------------------------------------------------------------------------

Statement of Operations For the six months ended September 30, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends/1 ........................................................................................   $  3,894,733
   Interest ...........................................................................................      7,313,467
                                                                                                          ------------
   Total Investment Income ............................................................................     11,208,200
                                                                                                          ------------
Expenses
   Advisory Fees ......................................................................................      2,344,101
   Administration and Services Fees ...................................................................        360,631
   Professional Fees ..................................................................................         20,518
   Trustees Fees ......................................................................................          1,957
   Miscellaneous ......................................................................................          1,052
                                                                                                          ------------
   Total Expenses .....................................................................................      2,728,259
   Less Fees Waived/Expenses Reimbursed by Bankers Trust ..............................................       (564,473)
                                                                                                          ------------
      Net Expenses ....................................................................................      2,163,786
                                                                                                          ------------
Net Investment Income .................................................................................      9,044,414
                                                                                                          ------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions,
   Forward Foreign Currency
   Contracts and Futures Contracts
   Net Realized Loss from:
      Investments, Foreign Currency and Forward Foreign Currency Transactions .........................     (3,574,625)
      Futures Transactions ............................................................................     (4,813,623)
   Net Change in Unrealized Appreciation/Depreciation on:
      Investments, Foreign Currency Contracts, Forward Foreign Currency Contracts and Futures Contracts
                                                                                                             3,702,470
                                                                                                          ------------
Net Realized and Unrealized Loss on Investments, Foreign Currency,
   Forward Foreign Currency Contracts and Futures Contracts ...........................................     (4,685,778)
                                                                                                          ------------
Net Increase in Assets from Operations ................................................................   $  4,358,636
                                                                                                          ------------

-----------
1 Net of foreign withholding tax of $38,244.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                       For the six months ended     For the year ended
                                                                         September 30, 19991          March 31, 1999
                                                                       ------------------------     ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ............................................         $   9,044,414            $  19,717,061
   Net Realized Gain (Loss) from Investments, Foreign Currency,
     Forward Foreign Currency and Futures Transactions, .............            (8,388,248)              30,887,338
   Net Change in Unrealized Appreciation/Depreciation on Investments,
     Foreign Currency, Forward Foreign Currency Contracts
     and Futures Contracts ..........................................             3,702,470               29,150,269
                                                                              -------------            -------------
Net Increase in Net Assets from Operations ..........................             4,358,636               79,754,668
                                                                              -------------            -------------
Capital Transactions
   Proceeds from Capital Invested ...................................           127,467,369              419,617,422
   Value of Capital Withdrawn .......................................          (121,961,986)            (444,617,015)
                                                                              -------------            -------------
Net Increase (Decrease) in Net Assets from Capital Transactions .....             5,505,383              (24,999,593)
                                                                              -------------            -------------
Total Increase in Net Assets ........................................             9,864,019               54,755,075
Net Assets
Beginning of Period .................................................           704,127,497              649,372,422
                                                                              -------------            -------------
End of Period .......................................................         $ 713,991,516            $ 704,127,497
                                                                              =============            =============



--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected ratios to average net assets and other supplemental data for period indicated for the Asset
Management Portfolio.


                                             For the six
                                            months ended               For the years ended March 31,
                                            September 30, --------------------------------------------------------
                                                19991       1999        1998         1997       1996        1995
                                             ----------   ---------  ----------   ----------  ---------   --------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted).. $713,992     $704,127    $649,372    $348,539    $240,142   $96,529
   Ratios to Average Net Assets:
      Net Investment Income .................     2.49%/2      2.91%       2.97%       3.12%       3.99%     3.78%
      Expenses ..............................     0.60%/2      0.60%       0.60%       0.60%       0.60%     0.60%
      Decrease Reflected in Above Expense ...
        Ratio Due to Fees Waived/Expenses ...
        Reimbursed by Bankers Trust .........     0.16%/2      0.16%       0.16%       0.16%       0.17%     0.19%
   Portfolio Turnover Rate ..................       32%         109%        199%        137%        154%       92%

-----------
1/ Unaudited.
2/ Annualized.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Asset Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The Asset Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment company. The Portfolio was organized on June 9, 1992 and began operations on September 16, 1993.

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. TBA Purchase Commitments
The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

E. Foreign Currency Transactions
The books and records of the Asset Management Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts do involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

--------------------------------------------------------------------------------
Asset Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates
The Portfolio entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .60% of the average daily net assets of the Portfolio.

The Trust may invest in the Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Trust and other accounts managed by the Company. At September 30, 1999, the Asset Management Portfolio had dividend income receivable from the Fund in the amount of $274,055. Additionally, distributions from the Fund to the Trust as of September 30, 1999 amounted to $1,430,931 and are included in dividend income.

The following summarizes the purchase and sales of the Institutional Cash Management Fund for the Asset Management Portfolio during the six month period ended September 30, 1999.

                          Purchases          Sales
                          --------           ----
                         $60,965,759      $57,100,734

At September 30, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended September 30, 1999.

Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1999, were $152,283,874 and $129,202,015 respectively.

The tax basis of investments held at September 30, 1999, was $652,825,074. The aggregate gross unrealized appreciation for all investments was $80,415,426 and the aggregate gross unrealized depreciation for all investments was $16,210,193.

--------------------------------------------------------------------------------
Asset Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 4--Futures Contracts
A summary of obligations under these financial instruments at September 30, 1999 is as follows:

                                                                                                      Unrealized
                                                                                                     Appreciation/
Type of Futures                   Expiration      Contracts     Position        Market Value        (Depreciation)
-----------------------        -------------      ---------     --------       --------------       --------------
S&P 500                       December 31, 1999       20          Long             6,491,000              386,000
U.S. Treasury Note Futures    December 31, 1999      907          Long            99,883,375             (378,789)
Milan Stock Exchange          December 31, 1999       87          Long            15,736,612             (387,388)
Dax Index                     December 31, 1999      232          Long            31,851,602           (1,961,713)
Australian Ordinary           December 31, 1999      255          Long            11,990,557             (133,663)
-----------------------                            ------                       ------------          -----------
Total                                              1,501                        $165,953,146          $(2,475,553)
                                                   =====                        ============          ===========

Note 5--Open Forward Foreign Currency Contracts
A summary of obligations under these financial instruments at September 30, 1999 is as follows:

Contracts to Deliver           In Exchange For            Settlement Date   Value (US$)    Depreciation (US$)
-------------------------------------------------------------------------------------------------------------
Purchases
-------------------------------------------------------------------------------------------------------------
Euro Dollar 26,038,000         U.S. Dollars $27,847,641    10/07/1999        $27,867,951        $(20,310)
-------------------------------------------------------------------------------------------------------------
                                                    Total Net Unrealized Depreciation           $(20,310)
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Proxy Results (unaudited)
--------------------------------------------------------------------------------

For the year ended September 30, 1999, the Bankers Trust Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Funds Board of Trustees.

                                     Shares             Shares Voted
                                      Voted               Withheld
                                       For                Authority
                                   ----------           -----------
    Messr Biggar                   37,522,917                --
    Messr Dill                     37,522,917                --
    Messr Hale                     37,522,917                --
    Messr Langton                  37,522,917                --
    Messr Saunders                 37,522,917                --
    Messr Van Benschoten           37,522,917                --
    Dr. Gruber                     37,522,917                --
    Dr. Herring                    37,522,917                --


2.  To approve the New Investment Advisory Agreement with Bankers Trust Company.
                                  For            Against           Abstain
                               --------          -------          --------
                              37,522,917            --               --


3.  To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.
                                  For            Against           Abstain
                               --------          -------          --------
                              37,522,917            --               --


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.
                                  For            Against           Abstain
                               --------          -------          --------
                              37,522,917            --               --


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.
                                  For            Against           Abstain
                               --------          -------          --------
                              37,522,917           --                --

[Graphic Omitted]  Bankers Trust
                   Architects of Value


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

BT Institutional Asset Management Fund                CUSIP #055847404
BT Pyramid Mutual Funds                               482SA (9/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101